Quarterly Report
November 30, 2023
MFS®  Government
Securities Fund
MFG-Q3

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.3%
Asset-Backed & Securitized – 7.8%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.131%, 11/15/2054 (i)	$21,817,750	$1,071,426
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.944% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	7,778,000	7,547,233
ACREC 2023-FL2 LLC, “A”, FLR, 7.553% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	4,824,645	4,814,808
Arbor Realty Trust, Inc., CLO, 2021-FL1, “A”, FLR, 6.407% ((SOFR - 1mo. + 0.11448%) + 0.97%), 12/15/2035 (n)	4,434,272	4,386,488
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.937% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	3,901,000	3,788,121
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 6.837% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	6,638,000	6,441,343
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.975% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	7,155,500	6,973,385
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	1,897,116	1,904,700
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.41%, 7/15/2054 (i)	21,080,402	1,307,086
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.734%, 2/15/2054 (i)	13,739,575	1,117,246
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.347%, 12/15/2055	2,688,397	2,698,745
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.638%, 12/15/2055 (i)	23,044,251	832,669
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.374%, 2/15/2054 (i)	43,681,707	2,644,840
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.264%, 3/15/2054 (i)	26,285,061	1,400,381
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.996%, 6/15/2054 (i)	38,128,953	1,677,548
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.377%, 7/15/2054 (i)	33,557,637	2,066,832
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.386%, 8/15/2054 (i)	40,032,754	2,627,169
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.144%, 9/15/2054 (i)	45,231,326	2,271,612
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	1,091,016	1,116,419
Bridgecrest Lending Auto Securitization Trust, 2023-1, “A2”, 6.34%, 7/15/2026	1,499,000	1,499,178
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 6.637% ((SOFR - 1mo. + 0.11448%) + 1.2%), 10/15/2036 (n)	3,711,898	3,659,872
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.917% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	4,700,500	4,498,618
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.744% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	7,779,500	7,172,138
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	1,244,080	1,183,515
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 6.424% (SOFR - 1mo. + 1.1%), 10/15/2035 (n)	3,757,927	3,755,151
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.987%, 12/15/2072 (i)(n)	23,194,327	896,602
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.423%, 2/15/2054 (i)	33,375,848	2,253,327
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.883%, 4/15/2054 (i)	18,982,505	730,377
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.146%, 6/15/2064 (i)	13,281,121	716,311
CPS Auto Trust, 2019-D, “E”, 3.86%, 10/15/2025 (n)	4,585,283	4,549,094
Dell Equipment Finance Trust, 2023-1, “A2”, 5.65%, 9/22/2028 (n)	5,094,000	5,082,856
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)	3,383,000	3,391,507
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	1,775,996	1,770,628
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	5,434,694	5,430,125
Exeter Automobile Receivables Trust 23-3A, “A2”, 6.11%, 9/15/2025	1,127,435	1,127,593
Flagship Credit Auto Trust, 2019-3, “D”, 2.86%, 12/15/2025 (n)	1,715,244	1,693,326
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	3,121,000	3,131,827
KREF 2018-FT1 Ltd., “AS”, FLR, 6.744% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	759,000	711,234
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	728,676	724,433
LAD Auto Receivables Trust, 2023-1A, “A2”, 5.68%, 10/15/2026 (n)	920,843	918,754
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.187% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	6,508,500	6,369,096
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 7.087% ((SOFR - 1mo. + 0.11448%) + 1.65%), 11/15/2038 (n)	10,000,000	9,735,680
MF1 2021-FL5 Ltd., “AS”, FLR, 6.644% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	3,875,500	3,789,476
MF1 2021-FL5 Ltd., “B”, FLR, 6.894% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	4,881,500	4,752,981
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.981%, 12/15/2051 (i)	22,676,710	743,290
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.414%, 5/15/2054 (i)	16,740,086	1,023,946
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.325%, 6/15/2054 (i)	20,359,979	1,128,818
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.208%, 10/15/2054 (i)	80,435,308	4,259,717
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)	1,299,000	1,302,185
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)	1,379,000	1,382,667
Nissan Auto Receivables Owner Trust, 2023-A, 5.424%, 5/15/2024	251,174	251,151
PFP III 2021-7 Ltd., “AS”, FLR, 6.594% ((SOFR - 1mo. + 0.114%) + 1.15%), 4/14/2038 (n)	4,423,186	4,368,175
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	1,302,000	1,291,811
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.657% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (z)	2,952,884	2,915,534
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.957% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (z)	1,261,500	1,229,733
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	2,392,064	2,385,362

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.105%, 1/15/2052 (i)(n)	$12,612,112	$456,189
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.651%, 8/15/2054 (i)	20,568,619	1,552,472
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.174% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)	747,094	747,287
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 6.174% (SOFR - 1mo. + 0.85%), 3/15/2027	5,532,890	5,535,428
		$166,805,515
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$2,018,000	$1,736,359
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$688,000	$648,658
Medical & Health Technology & Services – 0.2%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	$2,799,000	$2,734,721
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	1,992,000	1,945,668
		$4,680,389
Mortgage-Backed – 54.3%
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	$6,753,510	$6,718,182
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	16,744,804	16,162,257
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	38,176,629	34,552,576
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	5,486,555	4,915,552
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	1,192,131	105,810
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	593,033	613,960
Fannie Mae, 6%, 1/01/2033 - 12/01/2037	1,514,655	1,554,604
Fannie Mae, 2%, 1/25/2033 - 4/25/2046	2,654,928	2,411,572
Fannie Mae, 3%, 2/25/2033 (i)	1,307,849	110,379
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	7,269,010	7,377,083
Fannie Mae, 3.554%, 6/25/2033	3,744,028	3,540,129
Fannie Mae, 3.5%, 8/15/2033 - 6/25/2048	41,153,880	37,389,726
Fannie Mae, 5.893%, 4/25/2034	462,343	461,288
Fannie Mae, 5.733%, 1/25/2036	419,895	418,882
Fannie Mae, 5.889%, 5/15/2036	1,241,789	1,205,555
Fannie Mae, 5.843%, 4/25/2037	185,683	179,790
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	36,105,063	33,835,496
Fannie Mae, 2.25%, 4/25/2041 - 7/25/2043	3,568,690	3,133,391
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	4,022,620	3,672,083
Fannie Mae, 2.75%, 9/25/2042	1,297,351	1,193,795
Fannie Mae, 5.793%, 12/25/2042 - 3/25/2046	503,397	489,076
Fannie Mae, 5.693%, 9/25/2045	213,666	207,773
Fannie Mae, 5.743%, 12/25/2045	412,246	396,215
Fannie Mae, UMBS, 2.5%, 5/01/2036 - 8/01/2052	178,001,872	145,733,014
Fannie Mae, UMBS, 2%, 10/01/2036 - 5/01/2052	170,625,876	135,213,923
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 11/01/2053	25,244,434	24,919,312
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 3/01/2051	1,523,663	1,151,215
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 4/01/2053	17,615,006	15,489,649
Fannie Mae, UMBS, 3%, 6/01/2051 - 11/01/2052	40,484,100	34,356,685
Fannie Mae, UMBS, 4%, 8/01/2051 - 8/01/2053	7,771,416	7,132,571
Fannie Mae, UMBS, 4.5%, 9/01/2052	2,156,043	2,033,559
Fannie Mae, UMBS, 5%, 9/01/2052 - 11/01/2053	14,430,367	13,891,055
Fannie Mae, UMBS, 6%, 2/01/2053 - 11/01/2053	22,050,641	22,164,509
Freddie Mac, 1.048%, 4/25/2024 (i)	32,419,331	51,819
Freddie Mac, 0.729%, 7/25/2024 (i)	41,309,634	99,618
Freddie Mac, 3.303%, 7/25/2024	4,500,335	4,439,533
Freddie Mac, 3.064%, 8/25/2024	5,182,908	5,088,606
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	6,352,672	6,011,728
Freddie Mac, 2.67%, 12/25/2024	10,948,000	10,651,683
Freddie Mac, 3.062%, 12/25/2024	320,882	313,012
Freddie Mac, 2.811%, 1/25/2025	7,310,969	7,102,355

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	$3,945,796	$3,704,268
Freddie Mac, 3.5%, 11/15/2025 - 10/25/2058	29,870,242	27,239,189
Freddie Mac, 1.48%, 3/25/2027 (i)	5,583,000	222,337
Freddie Mac, 0.705%, 7/25/2027 (i)	102,674,011	1,777,472
Freddie Mac, 0.55%, 8/25/2027 (i)	80,238,942	1,084,108
Freddie Mac, 0.431%, 1/25/2028 (i)	141,761,838	1,601,370
Freddie Mac, 0.436%, 1/25/2028 (i)	60,868,809	709,529
Freddie Mac, 0.27%, 2/25/2028 (i)	173,129,291	1,012,200
Freddie Mac, 0.263%, 4/25/2028 (i)	111,993,572	632,282
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	22,706,559	20,015,722
Freddie Mac, 1.22%, 7/25/2029 (i)	19,275,968	955,504
Freddie Mac, 1.266%, 8/25/2029 (i)	33,606,424	1,757,139
Freddie Mac, 1.915%, 4/25/2030 (i)	14,430,646	1,371,294
Freddie Mac, 1.985%, 4/25/2030 (i)	20,077,463	1,931,187
Freddie Mac, 1.769%, 5/25/2030 (i)	12,033,779	1,064,287
Freddie Mac, 1.906%, 5/25/2030 (i)	26,880,424	2,535,200
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	3,249,401	3,295,585
Freddie Mac, 1.435%, 6/25/2030 (i)	11,124,134	807,755
Freddie Mac, 1.704%, 8/25/2030 (i)	10,235,210	897,045
Freddie Mac, 1.263%, 9/25/2030 (i)	6,568,138	428,124
Freddie Mac, 1.172%, 11/25/2030 (i)	13,158,725	805,968
Freddie Mac, 0.419%, 1/25/2031 (i)	50,097,271	884,828
Freddie Mac, 0.872%, 1/25/2031 (i)	19,512,958	893,110
Freddie Mac, 1.026%, 1/25/2031 (i)	14,681,587	797,426
Freddie Mac, 0.611%, 3/25/2031 (i)	40,223,992	1,167,867
Freddie Mac, 0.828%, 3/25/2031 (i)	17,260,719	766,181
Freddie Mac, 1.325%, 5/25/2031 (i)	7,120,528	518,116
Freddie Mac, 1.039%, 7/25/2031 (i)	11,674,001	676,985
Freddie Mac, 0.608%, 8/25/2031 (i)	14,898,221	465,794
Freddie Mac, 0.632%, 9/25/2031 (i)	50,149,699	1,742,652
Freddie Mac, 0.955%, 9/25/2031 (i)	48,419,608	2,552,716
Freddie Mac, 0.441%, 11/25/2031 (i)	73,361,326	1,702,328
Freddie Mac, 0.596%, 12/25/2031 (i)	73,957,916	2,366,616
Freddie Mac, 0.665%, 12/25/2031 (i)	12,187,459	436,329
Freddie Mac, 0.299%, 8/25/2033 (i)	78,666,400	1,134,039
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	7,292,616	7,251,447
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	946,415	976,520
Freddie Mac, 5.5%, 2/15/2036 (i)	330,915	51,226
Freddie Mac, 6.5%, 5/01/2037	121,549	127,420
Freddie Mac, 4.5%, 12/15/2040 (i)	82,009	6,606
Freddie Mac, 1.75%, 8/15/2041	1,047,276	953,256
Freddie Mac, 3.25%, 11/25/2061	12,888,969	11,035,993
Freddie Mac Multi-Family Structured Pass-Through Certificates, 0.612%, 10/25/2028 (i)	39,466,585	788,811
Freddie Mac Multi-Family Structured Pass-Through Certificates K-511, “A2”, 4.86%, 10/25/2028	3,367,040	3,357,740
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 9/01/2052	44,304,964	36,260,243
Freddie Mac, UMBS, 2%, 4/01/2037 - 3/01/2052	70,778,689	57,816,267
Freddie Mac, UMBS, 4.5%, 6/01/2038 - 7/01/2038	5,164,356	5,035,301
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 11/01/2052	7,475,815	6,610,097
Freddie Mac, UMBS, 3%, 2/01/2050 - 10/01/2052	41,543,838	35,137,046
Freddie Mac, UMBS, 1.5%, 4/01/2051 - 11/01/2051	10,171,255	7,513,802
Freddie Mac, UMBS, 4%, 5/01/2052	4,505,670	4,126,029
Freddie Mac, UMBS, 5%, 11/01/2052 - 4/01/2053	5,728,586	5,514,152
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 9/01/2053	20,177,194	19,907,352
Freddie Mac, UMBS, 6%, 2/01/2053 - 10/01/2053	10,537,998	10,571,013
Ginnie Mae, 5.5%, 3/15/2033 - 6/20/2053	23,841,413	23,709,844
Ginnie Mae, 4.5%, 7/20/2033 - 10/20/2052	32,620,375	31,011,520
Ginnie Mae, 5.676%, 8/20/2034	1,067,858	1,079,755
Ginnie Mae, 5.694%, 4/16/2037	179,892	175,555
Ginnie Mae, 6.346%, 8/20/2038	187,904	188,407

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 4%, 5/16/2039 - 7/20/2053	$13,387,734	$12,397,835
Ginnie Mae, 6.244%, 9/16/2039	286,844	286,416
Ginnie Mae, 5.896%, 10/20/2039	827,510	815,261
Ginnie Mae, 6.196%, 10/20/2039	274,961	274,860
Ginnie Mae, 3.5%, 10/20/2041 (i)	352,946	12,426
Ginnie Mae, 3.5%, 12/15/2041 - 10/20/2052	34,213,973	30,717,304
Ginnie Mae, 2.5%, 6/20/2042 - 4/20/2052	42,973,841	35,885,676
Ginnie Mae, 4%, 8/16/2042 (i)	625,404	90,438
Ginnie Mae, 3%, 2/20/2043 - 10/20/2052	43,358,979	37,671,112
Ginnie Mae, 2.25%, 9/20/2043	595,302	564,509
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	30,628,095	24,708,384
Ginnie Mae, 5%, 3/20/2052 - 9/20/2053	25,918,973	25,184,602
Ginnie Mae, 0.584%, 2/16/2059 (i)	2,493,648	84,524
Ginnie Mae, TBA, 2%, 12/15/2053	13,025,000	10,508,529
Ginnie Mae, TBA, 6.5%, 12/15/2053 - 1/15/2054	15,200,000	15,452,250
UMBS, TBA, 5%, 12/25/2038	3,550,000	3,511,499
UMBS, TBA, 6%, 12/25/2053	16,025,000	16,069,493
		$1,169,882,092
Municipals – 0.5%
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.064%, 12/01/2024	$985,000	$952,201
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	3,700,000	3,321,708
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	2,165,000	1,984,678
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	585,329	553,761
Port of Oakland, CA, Senior Lien Refunding Rev., Taxable, “R”, 1.517%, 5/01/2026	1,680,000	1,543,182
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	1,900,000	1,859,831
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	1,550,000	1,458,766
		$11,674,127
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 4.89%, 12/01/2023	$20,664	$20,663
Small Business Administration, 4.77%, 4/01/2024	16,942	16,832
Small Business Administration, 5.52%, 6/01/2024	6,799	6,787
Small Business Administration, 4.99%, 9/01/2024	25,395	25,161
Small Business Administration, 4.86%, 10/01/2024	16,659	16,487
Small Business Administration, 4.86%, 1/01/2025	49,904	49,366
Small Business Administration, 5.11%, 4/01/2025	31,317	30,868
Small Business Administration, 2.21%, 2/01/2033	630,031	571,174
Small Business Administration, 2.22%, 3/01/2033	985,817	891,600
Small Business Administration, 3.15%, 7/01/2033	954,198	890,180
Small Business Administration, 3.16%, 8/01/2033	398,855	371,566
Small Business Administration, 3.62%, 9/01/2033	371,379	351,352
		$3,242,036
U.S. Treasury Obligations – 31.2%
U.S. Treasury Bonds, 6%, 2/15/2026	$5,933,000	$6,096,853
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,035,951
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	2,460,077
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,058,762
U.S. Treasury Bonds, 4.5%, 8/15/2039	11,926,300	11,817,752
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	7,771,241
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	21,031,115
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	68,722,061
U.S. Treasury Notes, 2.25%, 3/31/2024	2,613,000	2,586,360
U.S. Treasury Notes, 3.875%, 3/31/2025	22,442,000	22,114,136
U.S. Treasury Notes, 3.875%, 4/30/2025	68,430,000	67,408,896
U.S. Treasury Notes, 4.25%, 5/31/2025	20,568,000	20,369,551
U.S. Treasury Notes, 3.5%, 9/15/2025	23,762,000	23,237,565

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2.625%, 12/31/2025	$20,900,000	$20,059,918
U.S. Treasury Notes, 0.75%, 5/31/2026	38,599,000	35,173,339
U.S. Treasury Notes, 2%, 11/15/2026 (f)	51,959,000	48,449,738
U.S. Treasury Notes, 2.75%, 2/15/2028	54,157,000	50,810,266
U.S. Treasury Notes, 3.625%, 3/31/2028	86,350,000	83,901,167
U.S. Treasury Notes, 1%, 7/31/2028	32,248,000	27,726,982
U.S. Treasury Notes, 2.375%, 5/15/2029	19,515,500	17,650,855
U.S. Treasury Notes, 1.625%, 8/15/2029	29,405,000	25,461,744
U.S. Treasury Notes, 1.75%, 11/15/2029	8,564,000	7,433,284
U.S. Treasury Notes, 3.5%, 4/30/2030	18,675,000	17,768,971
U.S. Treasury Notes, 4.125%, 8/31/2030	37,647,000	37,098,472
U.S. Treasury Notes, 1.625%, 5/15/2031	41,833,000	34,672,367
U.S. Treasury Notes, 1.375%, 11/15/2031	11,425,300	9,154,968
		$672,072,391
Total Bonds		$2,030,741,567
Investment Companies (h) – 6.5%
Money Market Funds – 6.5%
MFS Institutional Money Market Portfolio, 5.46% (v)	140,506,951	$140,521,001

Other Assets, Less Liabilities – (0.8)%		(18,158,195)
Net Assets – 100.0%		$2,153,104,373
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $140,521,001 and $2,030,741,567, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $121,006,667, representing 5.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.657% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036	11/12/2021	$2,952,884	$2,915,534
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.957% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036	11/12/2021	1,261,500	1,229,733
Total Restricted Securities			$4,145,267
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 11/30/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	754	$154,163,547	March – 2024	$389,255
U.S. Treasury Bond 30 yr	Long	USD	151	17,582,063	March – 2024	4,535
U.S. Treasury Note 10 yr	Long	USD	1,534	168,428,406	March – 2024	910,188
U.S. Treasury Note 5 yr	Long	USD	332	35,474,719	March – 2024	191,590
U.S. Treasury Ultra Bond 30 yr	Long	USD	617	75,891,000	March – 2024	1,176,320
U.S. Treasury Ultra Note 10 yr	Long	USD	295	33,487,109	March – 2024	223,781
						$2,895,669
At November 30, 2023, the fund had liquid securities with an aggregate value of $9,951,213 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$675,314,427	$—	$675,314,427
Municipal Bonds	—	11,674,127	—	11,674,127
U.S. Corporate Bonds	—	7,065,406	—	7,065,406
Residential Mortgage-Backed Securities	—	1,169,882,092	—	1,169,882,092
Commercial Mortgage-Backed Securities	—	81,573,537	—	81,573,537
Asset-Backed Securities (including CDOs)	—	85,231,978	—	85,231,978
Mutual Funds	140,521,001	—	—	140,521,001
Total	$140,521,001	$2,030,741,567	$—	$2,171,262,568
Other Financial Instruments
Futures Contracts – Assets	$2,895,669	$—	$—	$2,895,669

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$179,832,235	$1,264,295,356	$1,303,610,261	$(5,172)	$8,843	$140,521,001
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,277,084	$—